Loan payable to Oyu Tolgoi (Details Textual)	6 Months Ended
Jun. 30, 2017
Financing Arrangements Related To Licenses Monthly Repayments Of Loans Percentage Of Available Cash Flow From Joint Ventures	90.00%
Pime Rate [Member]
Debt nstrument Basis Spread On Variable Rate1	2.00%